Equity (Details) - Schedule of Equity Interest - Lifezone Metals Limited [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Lifezone Metals Limited
Number of ordinary shares in issue	78,275,357	78,269,952
Nominal average value per ordinary per share	$ 0.0001	$ 0.0001
Nominal value of ordinary total shares:	$ 7,829	$ 7,828